Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Payables and other current liabilities	Payables and other current liabilities
The composition of “Payables and other current liabilities” at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Payables	11,872	9,626
Trade payables	6,982	5,913
Payables to suppliers of property, plant and equipment	2,752	2,428
Payables for spectrum acquisition	569	178
Other payables	997	881
Dividends pending payment	228	215
Associates and joint ventures payables (Note 10)	344	11
Other current liabilities	1,338	1,286
Contract liabilities (Note 23)	958	976
Deferred revenue	115	93
Advances received	265	217
Total	13,210	10,912
Payables and other current liabilities of Telefónica United Kingdom were registered in "Liabilities associated with non-current assets and disposal groups held for sale" of the statement of financial position at December 31, 2020 (see notes 2 and 30).
At December 31, 2021, “Payables for spectrum acquisition”, included the debt maturing within twelve months of the spectrum licenses in Telefónica Brazil adquired in 2021 (see Note 21) amounting to 2,746 million Brazilian real (434 million euros at closing exchange rate of 2021) and the spectrum licenses in Telefónica Germany (see Note 21) amounting to 107 million euros (107 million euros in 2020).
In addition, this section includes the deferred portion of the current pending payment for acquiring the spectrum in Mexico in 2010, for an equivalent of 2 million euros (34 million euros at December 31, 2020).
Associates and joint ventures payables at December 31, 2021 includes the obligation in relation to the O2 UK pension plans arising as a result of the constitution of VMED O2 UK, Ltd amounting to 213 million pounds sterling (253 million euros at closing exchange rate of 2021, see Notes 10 and 29.c).

“Deferred revenue” includes grants amounting to 12 million euros at December 31, 2021 (13 million euros at December 31, 2020).
The composition of current "Other payables" at December 31, 2021 and December 31, 2020 is as follows:

Millions of euros	12/31/2021	12/31/2020
Accrued employee benefits	516	465
Other non-financial non-trade payables	481	416
Total	997	881

Information on average payment period to suppliers. Third additional provision, “Information requirement” of Law 15/2010 of July 5.
In accordance with the aforementioned Law, the following information corresponding to the Spanish companies of the Telefónica Group is disclosed:

	2021	2020
Number of days
Weighted average maturity period	54	53
Ratio of payments	56	55
Ratio of outstanding invoices	42	40
Millions of euros
Total payments	7,671	7,311
Outstanding invoices	1,264	1,164
The Telefónica Group’s Spanish companies adapted their internal processes and payment schedules to the provisions of Law 15/2010 (amended by Law 31/2014) and Royal Decree-Law 4/2013, amending Law 3/2004, which establishes measures against late payment in commercial transactions. Engagement conditions with commercial suppliers in 2021 included payment periods of up to 60 days, according to the terms agreed between the parties.
For efficiency purposes and in line with general business practices, Telefónica Group companies in Spain have agreed payment schedules with suppliers, whereby most of the payments are made on set days of each month. Invoices falling due between two payment days are settled on the following payment date in the schedule.
Payments to Spanish suppliers in 2021 surpassing the established legal limit were the result of circumstances or incidents beyond the payment policies, mainly the delay in issuing invoices (legal obligation of the supplier), the closing of agreements with suppliers over the delivery of goods or rendering of services, or occasional processing issues.
The average payment period to suppliers of the Telefónica Group’s companies in Spain in 2021, calculated in accordance with the only additional provision of the Resolution of the Instituto de Contabilidad y Auditoría de Cuentas (Spanish Accounting and Audit Institute) of January 29, 2016, amounted to 54 days (53 days in 2020).